CANTOR FITZGERALD LARGE CAP FOCUSED FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

COMMON STOCKS - 97.5%	Shares	Value
Communications - 18.0%
Alphabet, Inc. - Class A	87,940	$ 27,525,220
AppLovin Corporation - Class A (a)	33,350	22,471,897
Booking Holdings, Inc.	3,410	18,261,675
Meta Platforms, Inc. - Class A	27,840	18,376,906
Netflix, Inc. (a)	150,300	14,092,128
Walt Disney Company (The)	95,700	10,887,789
		111,615,615
Consumer Discretionary - 7.1%
Hasbro, Inc.	189,800	15,563,600
Tapestry, Inc.	110,570	14,127,529
TJX Companies, Inc. (The)	91,910	14,118,295
		43,809,424
Consumer Staples - 2.9%
Costco Wholesale Corporation	20,850	17,979,789

Energy - 2.1%
Exxon Mobil Corporation	66,320	7,980,949
Marathon Petroleum Corporation	32,200	5,236,686
		13,217,635
Financials - 14.3%
American Express Company	54,400	20,125,280
Arch Capital Group Ltd. (a)	143,710	13,784,663
Cboe Global Markets, Inc.	51,290	12,873,790
Charles Schwab Corporation (The)	130,350	13,023,268
Huntington Bancshares Inc	745,000	12,925,750
JPMorgan Chase & Company	49,130	15,830,669
		88,563,420
Health Care - 10.5%
Johnson & Johnson	51,750	10,709,663
McKesson Corporation	21,040	17,258,902
Medpace Holdings, Inc. (a)	32,452	18,226,665
Vertex Pharmaceuticals, Inc. (a)	19,400	8,795,184
Waters Corporation (a)	27,300	10,369,359
		65,359,773
Industrials - 8.8%
Comfort Systems USA, Inc.	20,800	19,412,432
Hubbell, Inc.	30,000	13,323,300
Parker-Hannifin Corporation	24,910	21,894,894
		54,630,626
Technology - 33.8%
Adobe, Inc. (a)	29,400	10,289,706
Advanced Micro Devices, Inc. (a)	49,870	10,680,159
Analog Devices, Inc.	58,670	15,911,304
Apple, Inc.	93,578	25,440,115
Arista Networks, Inc. (a)	131,860	17,277,616
Broadcom, Inc.	72,060	24,939,966
Cadence Design Systems, Inc. (a)	42,690	13,344,040
ExlService Holdings, Inc. (a)	180,480	7,659,571
KLA Corporation	22,650	27,521,562

CANTOR FITZGERALD LARGE CAP FOCUSED FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited) (Continued)

COMMON STOCKS - 97.5% (Continued)	Shares	Value
Technology - 33.8% (Continued)
Microsoft Corporation	54,520	$ 26,366,963
Okta, Inc. (a)	126,760	10,960,937
Veeva Systems, Inc. - Class A (a)	36,740	8,201,470
Workday, Inc. - Class A (a)	57,390	12,326,224
		210,919,633

Total Common Stocks (Cost $347,680,230)		606,095,915

MONEY MARKET FUNDS - 2.5%	Shares	Value
Fidelity Investments Money Market Funds Institutional, 3.66% (b) (Cost $15,443,599)	15,443,599	15,443,599

Total Investments at Value - 100.0% (Cost $363,123,829)		$ 621,539,514

Liabilities in Excess of Other Assets - (0.0%) (c)		(270,805)

Net Assets - 100.0%		$ 621,268,709

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of December 31, 2025.
(c)	Percentage rounds to greater than (0.1%).